Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-04	12 Months Ended
Sep. 28, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 04, 2024
Stock Price or TSR Estimation Method	Identification of an Executive Officer for purposes of the Clawback Policy would include at a minimum executive officers identified pursuant to 17 CFR 229.401(b), promulgated under the Exchange Act.
Restatement does not require Recovery	Our management prepared an analysis of the incentive-compensation measures utilized in each of the first, second and third quarters of fiscal year 2024 and determined that the adjustments to the financial reporting measures in the interim financial statements did not apply to any element of incentive-based compensation as the STIP and any long-term incentive awards, which are the only forms of incentive-based compensation based on Financial Reporting Measures (as defined in the Clawback Policy), and are based on the results of the audited, annual financial statements rather than any interim period results. At a meeting on December 27, 2024, the Compensation Committee, as administrator of the Clawback Policy, reviewed management’s analysis and concluded that there was no erroneously awarded compensation under the Clawback Policy, and therefore recovery of erroneously awarded compensation was not required pursuant to the Clawback Policy.